Description of the Plan (Details)		12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) h loan period	Dec. 31, 2024 USD ($) loan
EBP, Description of Plan [Line Items]
plan transfer [Abstract]	$ 10.5	$ 35.5
catch up contribution [Abstract]		7,500
maximum contribution limit		$ 23,500
EBP 001
EBP, Description of Plan [Line Items]
Number of hours of service required to be completed by part-time employees in 12-month period to participate in plan | h		1,000
Number of consecutive 12-month periods required for part-Time employees to participate in the plan | period		2
Number of hours of service required to be completed by part-time employees in two consecutive 12-month periods to participate in plan | h		500
Maximum percentage of earnings participants are allowed to contribute to plan		50.00%
Additional catch-up percentage		0.25
Waiting period for transfers from stable value fund to self-directed brokerage account		90 days
Minimum transfer amount from other investment options to self-directed brokerage account		$ 1,000
Employer matching percentage		50.00%
Employer contribution, vesting period		3 years
Forfeited non-vested amounts reducing Company contributions		$ 50,600,000
Forfeited non-vested accounts		700,000	$ 4,200,000
Minimum vested balance required to borrow		2,000
Minimum borrowing amount		1,000
Maximum borrowing amount		$ 50,000
Loans to participants, maximum percentage of vested balance allowed for borrowings		50.00%
Maximum number of loans allowed at one time given one is a principal residence loan | loan		2
Borrowing term for purchase of primary residence		15 years
Prime lending plus rate on participant loans		0.02	0.01
Number of loans outstanding | loan		46,417	44,446
Maximum threshold amount for lump sum distributions		$ 5,000
Maximum threshold amount for automatic distribution		$ 1,000
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Percentage of employee's pay eligible for matching contributions		4.00%
Percentage of employer non-matching contributions for eligible hourly employees		0.06
Automatic pre-tax contribution percentage		4.00%
Loan term		1 year
Interest rates		3.30%
Threshold for automatic rollover with no action		$ 1,000
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Percentage of employee's pay eligible for matching contributions		8.00%
Maximum percentage of non-matching employer contributions, percentage of employee pay		0.09
Percentage of employer non-matching contributions for eligible hourly employees		0.08
Automatic pre-tax contribution percentage		10.00%
Loan term		5 years
Interest rates		10.50%
Threshold for automatic rollover with no action		$ 5,000